Schedule of Estimated Fair Values of Identifiable Net Assets Acquired Recorded as Goodwill (Details) (Parentheticals)	Jun. 30, 2023 USD ($)
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Cash	$ 699,324